Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Summary of fair values of financial instruments

		As of December 31, 2019		As of December 31, 2020
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt securities and deposits	AC	3,825	3,913	6,383	6,476
Debt securities and deposits	FVOCI	1,294	1,294	—	—
Long-term loans	AC	249	249	196	196
Long-term loans	FVPL	16	16	18	18
Total financial assets		5,384	5,472	6,597	6,690

Financial liabilities
Bonds issued	AC	—	—	5,014	5,134

Summary of fair value measurement hierarchy of financial instruments

The following table provides the fair value measurement hierarchy of the Group’s financial instruments to be accounted or disclosed at fair value:

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2020	18	—	—	18
Assets for which fair values are disclosed
Debt securities and deposits	December 31, 2020	6,476	6,476	—	—
Long-term loans	December 31, 2020	196	—	—	196
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2020	5,134	5,134	—	—
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2019	16	—	—	16
Assets accounted at fair value through other comprehensive income
Debt securities and deposits	December 31, 2019	1,294	1,294	—	—
Assets for which fair values are disclosed
Debt securities and deposits	December 31, 2019	3,913	3,913	—	—
Long-term loans	December 31, 2019	249	—	—	249